Inventories - Components of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Feb. 28, 2013	May 31, 2012	May 31, 2011
Inventory Disclosure [Abstract]
Raw materials	$ 81.9	$ 78.3	$ 85.0
Work-in-process	48.1	42.4	44.8
Finished goods	513.3	422.5	452.7
Inventories	$ 643.3	$ 543.2	$ 582.5